Accounts Payable and Accrued Expenses (Details) - Schedule of accounts payable and accrued expenses - USD ($)	6 Months Ended				12 Months Ended
	Jun. 30, 2021		Dec. 31, 2020		Dec. 31, 2020		Dec. 31, 2019
Schedule of accounts payable and accrued expenses [Abstract]
Trade payables	$ 438,702		$ 311,024		$ 311,024		$ 513,292
Accrued interest	919		554,755		554,755		641,834
Accrued payroll and related obligations	1,160,478		891,790		891,790		5,000
Current portion of operating lease liabilities	92,503		117,414		117,414		242,650
Other	411,352	[1]	790,149	[1],[2]	790,149	[1],[2]	431,971	[2]
Total	$ 2,103,954		$ 2,665,132		$ 2,665,132		$ 2,215,912

[1]	Included in Other expenses was accrued non-employee Directors’ Compensation of approximately $349,000 at December 31, 2020. In May 2021, the non-employee Directors were compensated for their service through a grant of stock options and therefore the balance of the accrual for Director’s Compensation was $ 0 at June 30, 2021. See Note 10.
[2]	Included in other is accrued Board of Directors Compensation of $349,000 and $54,000 as of December 31, 2020 and December 31, 2019, respectively. We anticipate the non-management Board of Directors will be compensated for their service through the issuance of stock compensation after the next Annual Meeting.